Derivative Instruments and Hedging Activities - Location and Fair Value Amounts of Derivative Instruments (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012
Derivatives, Fair Value [Line Items]
Current Portion of Derivative Assets	$ 23,406	$ 31,669
Derivative Assets	96,583	148,581
Accrued Liabilities	(21,811)	(21,593)
Current Portion of Derivative Liabilities	(180,724)	(115,835)
Derivative Liabilities	(348,834)	(528,187)
Derivatives designated as a cash flow hedge [Member] | Foreign currency contracts [Member]
Derivatives, Fair Value [Line Items]
Current Portion of Derivative Assets		441
Current Portion of Derivative Liabilities	(142)	(1)
Derivatives not designated as a cash flow hedge [Member] | Foreign currency contracts [Member]
Derivatives, Fair Value [Line Items]
Current Portion of Derivative Assets	161	2,506
Derivative Assets	1
Current Portion of Derivative Liabilities	(4,238)	(60)
Derivative Liabilities	(453)
Derivatives not designated as a cash flow hedge [Member] | Interest rate swap agreements [Member]
Derivatives, Fair Value [Line Items]
Current Portion of Derivative Assets	22,336	16,927
Derivative Assets	96,582	144,247
Accrued Liabilities	(22,033)	(22,312)
Current Portion of Derivative Liabilities	(175,596)	(115,774)
Derivative Liabilities	(307,035)	(525,225)
Derivatives not designated as a cash flow hedge [Member] | Cross currency swap agreements [Member]
Derivatives, Fair Value [Line Items]
Current Portion of Derivative Assets	909	11,795
Derivative Assets		4,334
Accrued Liabilities	222	719
Current Portion of Derivative Liabilities	(748)
Derivative Liabilities	$ (41,346)	$ (2,962)